CONTRACT LIABILITY (Tables)	12 Months Ended
Jun. 30, 2025
CONTRACT LIABILITY
Schedule of contract with customer liability

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Total	¥1,820,481	¥4,719,255	$658,783

The movement in Contract abilities is as follows at June 30:

	June 30,	June 30,	June 30,
	2024	2025	2025
Related Parties	RMB	RMB	US Dollars
Balance at beginning of the period	¥2,748,365	¥1,820,481	$254,129
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	1,489,311	761,824	106,347
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	561,426	3,660,598	511,000
Total	¥1,820,481	¥4,719,255	$658,783